Income Tax - Income Tax and Deferred Tax Asset and Liabilities Components (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Tax
PRC		$ 8,742,444	$ 70,382,855	$ 111,905,366
Outside of PRC		(22,186,499)	(25,041,651)	(29,476,625)
Income (loss) before taxes and equity in affiliates		(13,444,055)	45,341,204	82,428,741
PRC		13,331,921	17,990,790	17,905,374
Outside of the PRC		16,686	17,425	10,072
Current income taxes expenses (benefits)		13,348,607	18,008,215	17,915,446
PRC		(15,416,346)	(7,700,893)	(2,369,482)
Deferred income taxes expenses (benefits)		(15,416,346)	(7,700,893)	(2,369,482)
Income tax expense (benefit)		$ (2,067,739)	$ 10,307,322	$ 15,545,964
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax assets:
Accrued salary expenses		$ 10,298,156	$ 11,248,353
Bad debt provision		7,790,085	6,587,704
Net operating loss carry forwards		9,421,817	3,787,766
Advertising expenses temporarily non-deductible		13,811,900	11,307,976
Others		568,874	492,160
Gross deferred tax assets		41,890,832	33,423,959
Valuation allowance		(192,536)	(654,267)	$ (957,162)	$ (1,051,973)
Total deferred tax assets		41,698,296	32,769,692
Deferred tax liabilities:
Amortization of intangible and other assets		18,869,374	22,997,731
Total deferred tax liabilities		$ 18,869,374	$ 22,997,731
PRC
Income Tax
Period of statute of limitations	3 years	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	¥ 100,000	$ 14,416
Period of statute of limitations for transfer pricing issues	10 years	10 years
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2013 through 2014
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai SINA Leju | High and new technology enterprise | Tax year 2015 through 2017
Income Tax
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Shanghai Fangxin information technology Co., Ltd. | Software Enterprise | Tax year 2014 through 2016
Income Tax
Reduction in tax for the year following the exemption period (as a percent)	50.00%	50.00%	50.00%	50.00%
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%	12.50%
Hong Kong
Income Tax
Tax rate (as a percent)	16.50%	16.50%